Results for the year	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Results for the year	Results for the year
2.1 Net sales and rebates

Gross-to-net sales reconciliation
DKK million	2024	2023	2022
Gross sales	680,563	608,645	455,692
US Managed Care and Medicare	(238,946)	(223,191)	(161,123)
US wholesaler charge-backs	(64,437)	(74,435)	(56,443)
US Medicaid rebates	(32,919)	(31,821)	(24,667)
Other US discounts and sales returns	(30,737)	(28,481)	(18,300)
US rebates, discounts and sales returns	(367,039)	(357,928)	(260,533)
Non-US rebates, discounts and sales returns	(23,121)	(18,456)	(18,205)
Total gross-to-net sales adjustments	(390,160)	(376,384)	(278,738)
Net sales	290,403	232,261	176,954

Provisions for sales rebates
DKK million	2024	2023	2022
At the beginning of the year	99,878	69,499	50,822
Additional provisions, including increases to existing provisions	318,812	285,266	206,354
Amount paid during the year	(299,334)	(250,316)	(189,580)
Adjustments regarding prior years, including unused amounts reversed during the year	(6,452)	(2,364)	(1,141)
Effect of exchange rate adjustment	5,612	(2,207)	3,044
At the end of the year	118,516	99,878	69,499

Sales discounts and sales rebates are predominantly issued in the US. As such, total US rebates, discounts and sales returns amounts to DKK (367,039) million, corresponding to 69% of gross sales in the US (74% in 2023 and 75% in 2022).
Provisions for sales rebates include US Managed Care, Medicare, Medicaid, 340B
Drug Pricing Program and other US rebate types, as well as rebates in a number of European countries and Canada.

Pricing mechanisms in the US market
In the US, sales rebates are paid in connection with public healthcare insurance programmes, including Medicare and Medicaid, as well as rebates to pharmacy benefit managers (PBMs) and managed healthcare plans. Key customers in the US include private payers, PBMs and government payers. PBMs and managed healthcare plans play a role in negotiating price concessions with drug manufacturers for both the commercial and government channels, and determine which drugs are covered on their formularies (or 'preferred drug lists').

US Managed Care and Medicare
For Managed Care and Medicare, rebates are offered to a number of PBMs and managed healthcare plans. These rebate programmes allow the customer to receive a rebate after attaining certain performance parameters relating to formulary status or pre-established market share thresholds. Rebate provisions are estimated according to the specific terms in each agreement, historical experience, anticipated channel mix, growth rates and market share information. Novo Nordisk adjusts the provision periodically to reflect actual sales performance. Managed Care and Medicare rebates are generally settled around 100 days from the transaction date.

US wholesaler charge-backs
Wholesaler charge-backs relate to contractual arrangements between Novo Nordisk and indirect customers in the US whereby products are sold at contract prices lower than the list price originally charged to wholesalers. Chargeback provisions are estimated using a combination of factors such as historical experience, current wholesaler inventory levels, contract terms and the value of claims received but not yet processed. Wholesaler charge-backs are generally settled within 30 days after receipt of claim.

In January 2021, Novo Nordisk changed its policy in the US related to the 340B Drug Pricing Program, whereby Novo Nordisk no longer provides 340B statutory discounts to certain pharmacies that contract with covered entities participating in the 340B Drug Pricing Program. Novo Nordisk has recognised revenue related to the 340B Drug Pricing Program to the extent that it is highly probable that its inclusion will not result in a significant revenue reversal in the future. Management’s assessment considers interpretations of applicable laws, legal and administrative rulings, as well as attrition and experience from historical claims. During 2024, additional provisions for 340B statutory discounts of net USD 0.8 billion were recognised. As of 31 December 2024, provisions for sales rebates comprise a provision for 340B statutory discounts of
USD 4.6 billion.

Refer to note 3.5 for a more elaborate description of the ongoing litigation related to the 340B Drug Pricing Program.

US Medicaid rebates
Medicaid is a government insurance programme. Medicaid rebates have been estimated using a combination of historical experience, product and population growth, price changes and the impact of contracting strategies. The calculation also involves interpretation of relevant regulations that are subject to changes in interpretative guidance from government authorities. Novo Nordisk adjusts the provision periodically to reflect actual sales performance. Medicaid rebates are generally settled around 150 days from the transaction date.

Other US and non-US discounts and sales returns
Other discounts are provided to distributors, wholesalers, hospitals, pharmacies, etc. Further, discounts are provided to patients through different programmes.They are usually linked to sales volume or provided as cash discounts. Discounts are calculated based on historical data and recorded as a reduction in gross sales at the time the related sales are recorded. Sales returns relate to damaged or expired products.

Other net sales disclosures
In 2024, Novo Nordisk had 3 major wholesalers distributing products in the US, representing 23%, 17% and 17% respectively of global net sales (22%, 17% and 15% in 2023 and 19%, 14% and 13% in 2022). Sales to these 3 wholesalers are within both Diabetes and Obesity care and Rare disease.

Net sales to be recognised from existing customer contracts containing fixed or minimum sales volumes, with an original term greater than 12 months, are expected to be DKK 3,753 million within 12 months (DKK 3,166 million in 2023) and DKK 5,822 million thereafter (DKK 443 million).

KEY ACCOUNTING ESTIMATES OF SALES DEDUCTIONS AND
PROVISIONS FOR SALES REBATES
Sales deductions are estimated and provided for at the time the related sales are recorded. These estimates of unsettled rebate, discount and product return obligations is considered a key accounting estimate as not all conditions are known at the time of sale, for example total sales volume to a given customer. The estimates are based on analyses of existing contractual obligations and historical experience. Provisions are calculated on the basis of a percentage of sales for each product as defined by the contracts with the various customer groups. Provisions for sales rebates are adjusted to actual amounts as rebates, discounts and returns are processed.

Revenue related to the 340B Drug Pricing Program can only be recognised to the extent that it is highly probable that a significant reversal of the recognised revenue will not occur.

Novo Nordisk considers the provisions established for sales rebates to be reasonable and appropriate based on the information currently available. However, the actual amount of rebates and discounts may differ from the amounts estimated by Management as more detailed information becomes available.
ACCOUNTING POLICIES
Revenue from sale of goods is recognised when Novo Nordisk has transferred control of products sold to the buyer and it is probable that Novo Nordisk will collect the consideration to which it is entitled for transferring the products. Control of the products is transferred at a single point in time, typically on delivery. The amount of sales to be recognised is based on the consideration Novo Nordisk expects to receive in exchange for its goods. When sales are recognised, Novo Nordisk also records estimates for a variety of sales deductions; including product returns as well as rebates and discounts to government agencies, wholesalers, health insurance companies, managed healthcare organisations and retail customers. Sales deductions are recognised as a reduction of gross sales to arrive at net sales, by assessing the expected value of the sales deductions (variable consideration). Where contracts contain customer acceptance criteria, Novo Nordisk recognises sales when the acceptance criteria are satisfied.

In some markets, Novo Nordisk sells products on a sale-or-return basis. Where there is historical experience or a reasonably accurate estimate of future returns, estimated product returns are recorded as a reduction in sales. Where shipments of new products are made on a sale-or-return basis, without sufficient historical experience for estimating sales returns, revenue is recorded based on estimated demand and acceptance rates for well-established products with similar market characteristics. If similar market characteristics do not exist, revenue is recorded when there is evidence of consumption or when the right of return has expired.

Unsettled rebates are recognised as provisions when the timing or amount is uncertain (note 3.5).
Where absolute amounts are known, the rebates are recognised as other liabilities. Wholesaler charge-backs that are absolute are netted against trade receivable balances.

The impact of foreign currency hedging in the income statement is recognised as part of financial items. Refer to notes 4.4, 4.5 and 4.9 for more details on hedging.
2.2 Segment information

Operating segments – Key figures
	Diabetes and Obesity care			Rare disease			Total
DKK million	2024	2023	2022	2024	2023	2022	2024	2023	2022
Net sales	271,764	215,098	156,412	18,639	17,163	20,542	290,403	232,261	176,954
Cost of goods sold	(37,760)	(30,483)	(23,405)	(6,762)	(5,282)	(5,043)	(44,522)	(35,765)	(28,448)
Sales and distribution costs	(57,840)	(52,477)	(42,392)	(4,261)	(4,266)	(3,825)	(62,101)	(56,743)	(46,217)
Research and development costs	(41,490)	(28,073)	(20,157)	(6,572)	(4,370)	(3,890)	(48,062)	(32,443)	(24,047)
Administrative costs	(4,881)	(4,435)	(3,955)	(395)	(420)	(512)	(5,276)	(4,855)	(4,467)
Other operating income and expenses	(2,074)	(7)	892	(29)	126	142	(2,103)	119	1,034
Segment operating profit	127,719	99,623	67,395	620	2,951	7,414	128,339	102,574	74,809
Operating margin	47.0%	46.3%	43.1%	3.3%	17.2%	36.1%	44.2%	44.2%	42.3%
Depreciation and amortisation expenses	(7,104)	(6,042)	(5,421)	(1,441)	(1,247)	(1,132)	(8,545)	(7,289)	(6,553)
Impairment losses and reversals	(9,262)	(2,153)	(280)	(1,300)	29	(529)	(10,562)	(2,124)	(809)
Total depreciation, amortisation, impairment losses and reversals	(16,366)	(8,195)	(5,701)	(2,741)	(1,218)	(1,661)	(19,107)	(9,413)	(7,362)

Operating segments
Novo Nordisk operates in two segments based on therapies: Diabetes and Obesity care and Rare disease, representing the entirety of the Group's operations. The activities of the segments include research, development, manufacturing and marketing of products within the following areas:
•Diabetes and Obesity care: diabetes, obesity, cardiovascular and emerging therapy areas
•Rare disease: rare blood disorders, rare endocrine disorders and hormone replacement therapy.

Segment performance is evaluated on the basis of operating profit, consistent with the Consolidated financial statements. Financial income and expenses and income taxes are managed at Group level and are not allocated to segments. There are no sales or other transactions between the segments. Costs have generally been split between segments according to a specific allocation. Certain corporate overhead costs are allocated between segments based on overall allocation keys. Other operating income and expenses have been allocated to the two segments based on the same principle.

ACCOUNTING POLICIES
Operating segments are reported in a manner consistent with the internal reporting provided to Executive Management and the Board of Directors. We consider Executive Management to be the operating decision-making body.

Geographical areas
In 2024, Novo Nordisk operated in two main commercial units:

•International Operations
•EMEA: Europe, the Middle East and Africa.
•Region China: Mainland China, Hong Kong and Taiwan.
•Rest of World: All other countries except for North America.
•North America Operations (the US and Canada).

In 2024, the US contributed 10% or more of total net sales. In 2023, the US also contributed 10% or more of total net sales. The country of domicile is Denmark, which is part of EMEA. Denmark is immaterial to Novo Nordisk's activities in terms of sales as 99.2% of total net sales are realised outside Denmark (99.2 % in 2023). Sales are attributed to geographical areas according to the location of the customer.

Total property, plant and equipment and intangible assets amounts to DKK 273,578 million (DKK 151,367 million in 2023), of which DKK 177,471 million is located in Denmark (DKK 82,274 million in 2023) and DKK 57,141 million is located in the US (DKK 46,609 million in 2023).

Net sales – Segments and geographical areas
	Total International Operations												Total North America Operations						Total Novo Nordisk net sales
	Total IO			EMEA			Region China			Rest of World			Total NAO			US
DKK million	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Diabetes and Obesity care segment:
Ozempic®	29,055	26,378	17,369	16,001	14,327	10,417	5,762	4,821	2,196	7,292	7,230	4,756	91,287	69,340	42,381	84,201	63,010	38,750	120,342	95,718	59,750
Rybelsus®	12,231	7,389	3,155	7,136	4,232	1,714	511	131	63	4,584	3,026	1,378	11,070	11,361	8,144	10,795	11,060	8,011	23,301	18,750	11,299
Victoza®	3,686	4,850	5,672	1,422	2,166	2,724	975	1,256	1,478	1,289	1,428	1,470	1,796	3,814	6,650	1,699	3,613	6,406	5,482	8,664	12,322
Total GLP-1	44,972	38,617	26,196	24,559	20,725	14,855	7,248	6,208	3,737	13,165	11,684	7,604	104,153	84,515	57,175	96,695	77,683	53,167	149,125	123,132	83,371
Long-acting insulin	12,884	11,339	11,403	7,686	7,103	7,157	2,696	1,649	1,636	2,502	2,587	2,610	6,211	3,566	5,338	5,538	2,931	4,685	19,095	14,905	16,741
•of which Awigli®	15	—	—	9	—	—	6	—	—	—	—	—	4	—	—	—	—	—	19	—	—
•of which Tresiba®	6,494	5,864	6,092	3,876	3,435	3,485	978	848	1,050	1,640	1,581	1,557	3,411	1,888	3,261	2,806	1,333	2,723	9,905	7,752	9,353
•of which Xultophy®	4,217	2,887	2,400	2,185	1,831	1,716	1,414	409	45	618	647	639	286	332	409	281	325	399	4,503	3,219	2,809
•of which Levemir®	2,158	2,588	2,911	1,616	1,837	1,956	298	392	541	244	359	414	2,510	1,346	1,668	2,451	1,273	1,563	4,668	3,934	4,579
Premix insulin	10,143	9,342	10,023	2,637	2,570	2,622	4,784	4,441	4,912	2,722	2,331	2,489	646	232	539	632	216	517	10,789	9,574	10,562
•of which Ryzodeg®	4,929	3,730	2,889	701	587	495	2,782	1,965	1,218	1,446	1,178	1,176	—	—	—	—	—	—	4,929	3,730	2,889
•of which NovoMix®	5,214	5,612	7,134	1,936	1,983	2,127	2,002	2,476	3,694	1,276	1,153	1,313	646	232	539	632	216	517	5,860	5,844	7,673
Fast-acting insulin	10,563	10,415	10,826	6,934	6,695	6,456	1,474	1,545	1,942	2,155	2,175	2,428	7,959	5,534	6,637	7,773	5,265	6,247	18,522	15,949	17,463
•of which Fiasp®	1,609	1,512	1,354	1,289	1,266	1,138	—	—	—	320	246	216	260	661	649	213	618	606	1,869	2,173	2,003
•of which NovoRapid®	8,954	8,903	9,472	5,645	5,429	5,318	1,474	1,545	1,942	1,835	1,929	2,212	7,699	4,873	5,988	7,560	4,647	5,641	16,653	13,776	15,460
Human insulin	5,388	6,134	6,508	1,762	1,919	1,983	806	1,213	1,812	2,820	3,002	2,713	1,579	1,460	1,678	1,535	1,406	1,605	6,967	7,594	8,186
Total insulin	38,978	37,230	38,760	19,019	18,287	18,218	9,760	8,848	10,302	10,199	10,095	10,240	16,395	10,792	14,192	15,478	9,818	13,054	55,373	48,022	52,952
Other Diabetes care	1,856	1,987	2,428	688	661	717	782	892	1,181	386	434	530	264	325	797	213	267	660	2,120	2,312	3,225
Total Diabetes care	85,806	77,834	67,384	44,266	39,673	33,790	17,790	15,948	15,220	23,750	22,213	18,374	120,812	95,632	72,164	112,386	87,768	66,881	206,618	173,466	139,548
Wegovy®	11,425	1,913	54	7,513	1,913	54	196	—	—	3,716	—	—	46,781	29,430	6,134	45,770	29,430	6,134	58,206	31,343	6,188
Saxenda®	5,563	6,402	5,832	2,920	3,780	3,561	102	146	133	2,541	2,476	2,138	1,377	3,887	4,844	777	3,306	4,368	6,940	10,289	10,676
Total Obesity care	16,988	8,315	5,886	10,433	5,693	3,615	298	146	133	6,257	2,476	2,138	48,158	33,317	10,978	46,547	32,736	10,502	65,146	41,632	16,864
Diabetes and Obesity care total	102,794	86,149	73,270	54,699	45,366	37,405	18,088	16,094	15,353	30,007	24,689	20,512	168,970	128,949	83,142	158,933	120,504	77,383	271,764	215,098	156,412
Rare disease segment:
Rare blood disorders	6,442	6,432	6,671	3,924	4,021	3,795	363	372	604	2,155	2,039	2,272	5,696	5,344	5,035	5,387	5,070	4,710	12,138	11,776	11,706
•of which Haemophilia A	1,906	1,939	1,769	1,231	1,271	1,137	236	223	81	439	445	551	548	483	569	537	468	543	2,454	2,422	2,338
•of which Haemophilia B	649	584	479	436	377	294	17	13	13	196	194	172	657	477	280	486	336	152	1,306	1,061	759
•of which NovoSeven®	3,735	3,789	4,335	2,168	2,285	2,311	110	136	510	1,457	1,368	1,514	4,248	4,169	3,973	4,135	4,065	3,811	7,983	7,958	8,308
Rare endocrine disorders	2,032	2,045	4,904	1,038	699	2,232	41	216	246	953	1,130	2,426	2,961	1,791	2,234	2,922	1,757	2,205	4,993	3,836	7,138
Other Rare disease	963	1,006	1,002	741	781	804	9	5	6	213	220	192	545	545	696	160	203	358	1,508	1,551	1,698
Rare disease total	9,437	9,483	12,577	5,703	5,501	6,831	413	593	856	3,321	3,389	4,890	9,202	7,680	7,965	8,469	7,030	7,273	18,639	17,163	20,542
Total sales by geographical area	112,231	95,632	85,847	60,402	50,867	44,236	18,501	16,687	16,209	33,328	28,078	25,402	178,172	136,629	91,107	167,402	127,534	84,656	290,403	232,261	176,954
Total sales growth as reported	17.4%	11.4%	16.7%	18.7%	15.0%	17.3%	10.9%	2.9%	1.2%	18.7%	10.5%	28.2%	30.4%	50.0%	35.4%	31.3%	50.6%	34.4%	25.0%	31.3%	25.7%
2.3 Research and development costs

DKK million	2024	2023	2022
Employee costs (note 2.4)	15,923	12,429	9,952
Amortisation, intangible assets (note 3.1)	931	649	604
Impairment losses and reversals, intangible assets (note 3.1)	7,912	1,108	760
Depreciation, property, plant and equipment (note 3.2)	1,120	1,053	898
Impairment losses, property, plant and equipment (note 3.2)	78	260	24
Clinical trial cost	12,232	9,468	6,313
Other research and development costs	9,866	7,476	5,496
Total research and development costs	48,062	32,443	24,047
As percentage of net sales	16.6%	14.0%	13.6%

Novo Nordisk's research and development is mainly focused on:
•Insulins, GLP-1s and other therapeutic compounds for diabetes treatment
•GLP-1s, combinations and new modes of action for Obesity care
•Blood-clotting factors and new modes of action for treatment of haemophilia and other rare blood disorders
•Novel targets within cardiovascular disease focusing on ASCVD and Heart failure
•Human growth hormone and new modes of action for treatment of growth disorders and other rare endocrine disorders
•New indications with existing assets within MASH, Alzheimer’s disease and chronic kidney disease
•Research technology platforms including cell therapy and RNAi for treatment of MASH, cardiovascular disease, chronic kidney disease and Parkinson's disease, among others

The research activities mainly utilise biotechnological methods based on advanced protein chemistry and protein engineering. These methods have played a key role in the development of the production technology used to manufacture insulin, GLP-1, recombinant blood-clotting factors and human growth hormone. Research activities further utilise digital scientific methodologies and other technology platforms including stem cells, gene therapy, small molecules and RNAi therapies.

Research and development activities are mainly carried out by Novo Nordisk's research and development centres in Denmark, the US, the UK and China. Clinical trials are carried out all over the world. Novo Nordisk also enters into partnerships and licence agreements.

Other research and development costs mainly comprise external consulting fees, IT services, facilities, consumables and other operational costs.

ACCOUNTING POLICIES
Novo Nordisk expenses all research costs. Due to significant regulatory uncertainties and other uncertainties inherent in the development of new products, internal and subcontracted development costs are also expensed as they are incurred, in line with industry practice. This means that they do not qualify for capitalisation as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. Costs for post-approval activities that are required by authorities as a condition for obtaining regulatory approval are recognised as research and development costs.

Research and development costs primarily comprise employee costs as well as internal and external costs related to execution of studies, including manufacturing costs and facility costs of the research centres. The costs also comprise amortisation, depreciation and impairment losses related to intellectual property rights and property, plant and equipment used in the research and development activities.

Amortisations of intellectual property rights related to marketed products are recognised in cost of goods sold. Royalty expenses paid to partners after regulatory approval are also expensed as cost of goods sold.

Contractual research and development obligations to be paid in the future are disclosed separately as commitments in note 5.2.
2.4 Employee costs

DKK million	2024	2023	2022
Wages and salaries	52,311	42,867	34,575
Share-based payment costs (note 5.1)	2,289	2,149	1,539
Pensions – defined contribution plans	4,235	3,267	2,472
Pensions – defined benefit plans	156	126	185
Other social security contributions	3,505	3,039	2,713
Other employee costs	4,929	4,066	3,105
Total employee costs for the year	67,425	55,514	44,589
Employee costs capitalised as intangible assets and property, plant and equipment	(3,540)	(2,337)	(1,451)
Change in employee costs capitalised as inventories	(470)	(409)	(70)
Total employee costs in the income statement	63,415	52,768	43,068
Included in the income statement:
Cost of goods sold	20,074	15,490	11,766
Sales and distribution costs	22,920	20,810	17,700
Research and development costs	15,923	12,429	9,952
Administrative costs	4,265	3,962	3,517
Other operating income and expenses	233	77	133
Total employee costs in the income statement	63,415	52,768	43,068

Number of employees

Number	2024	2023	2022
Average number of full-time employees	69,480	59,552	51,046
Year-end number of full-time employees	76,302	63,370	54,393
Year-end employees (total)	77,349	64,319	55,185

ACCOUNTING POLICIES
Wages, salaries, social security contributions, annual leave and sick leave, bonuses and non-monetary benefits are recognised in the year in which the associated services are rendered by employees of Novo Nordisk. Where Novo Nordisk provides long-term employee benefits, the costs are accrued to match the rendering of the services by the employees concerned.
2.5 Other operating income and expenses

ACCOUNTING POLICIES

Other operating income and expenses, include mainly licence income and amortisations and impairment losses, which are of a secondary nature in relation to the main activities of Novo Nordisk.

Operating profit from wholly owned subsidiaries, not related to Novo Nordisk's main activities, as well as operating profit from non-core manufacturing contracts, are recognised as other operating income and expenses.

Other operating income and expenses, also includes transaction costs in connection with acquisition of businesses. Refer to note 5.3 for details on the acquisition of businesses.
2.6 Income taxes and deferred income taxes

Income taxes expensed
DKK million	2024	2023	2022
Current tax on profit for the year	32,082	25,918	17,829
Deferred tax on profit for the year	(5,484)	(4,464)	(3,806)
Tax on profit for the year	26,598	21,454	14,023
Current tax adjustments recognised for prior years	172	(916)	339
Deferred tax adjustments recognised for prior years	(567)	453	(825)
Income taxes in the income statement	26,203	20,991	13,537
Tax on other comprehensive income for the year, (income)/expense	(1,343)	359	889

Computation of effective tax rate
DKK million	2024	2023	2022
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries' tax rates compared to the Danish tax rate (net)	(0.5%)	(0.9%)	(1.1%)
Non-taxable income less non-tax-deductible expenses (net)	(0.7%)	(0.7%)	(0.5%)
Other adjustments (net)	(0.2%)	(0.3%)	(0.8%)
Effective tax rate	20.6%	20.1%	19.6%

Income taxes paid
DKK million	2024	2023	2022
Income taxes paid in Denmark for current year	21,810	16,899	7,481
Income taxes paid outside Denmark for current year	7,826	8,998	7,034
Income taxes paid	29,636	25,897	14,515
The deviation in foreign subsidiaries' tax rates from the Danish tax rate is mainly driven by Swiss and US business activities. Other adjustments consist of tax related to prior years.

From 1 January 2024 Novo Nordisk is subject to Global Minimum Tax (OECD BEPS Pillar 2 rules). The rules did not have a material impact on the tax position of Novo Nordisk in 2024.

KEY ACCOUNTING ESTIMATES REGARDING DEFERRED INCOME TAX ASSETS AND PROVISIONS FOR UNCERTAIN TAX POSITIONS
Management has considered future taxable income and has estimated the amount of deferred income tax assets that should be recognised. The estimate is based on an assessment of whether sufficient taxable income will be available in the future, against which the temporary differences and unused tax losses can be utilised. The total tax value of unrecognised tax loss carry-forwards amounts to DKK 602 million in 2024 (DKK 360 million in 2023).

In the course of conducting business globally, tax and transfer pricing disputes with tax authorities may occur. Management has estimated the expected outcome of the disputes by using the ‘most likely outcome’ method to determine the provisions for uncertain tax positions. Management considers the provisions made to be adequate. However, the actual obligation may deviate and depends on the result of litigation and settlements with the relevant tax authorities.

ACCOUNTING POLICIES
The tax expense for the period comprises current and deferred tax. It also includes adjustments to previous years and changes in provisions for uncertain tax positions. Tax is recognised in the income statement except to the extent that it relates to items recognised in equity or other comprehensive income. Provisions for ongoing tax disputes are included as part of deferred tax assets, tax receivables and tax payables.

Deferred income taxes arise from temporary differences between the accounting and tax values of the individual consolidated companies and from realisable tax loss carry-forwards. Deferred tax liabilities are not recognised if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences. The tax value of tax loss carry-forwards is included in deferred tax assets to the extent that these are expected to be utilised in future taxable income. The deferred income taxes are measured according to current tax rules and at the tax rates assumed in the year in which the assets are expected to be utilised.

In general, the Danish tax rules related to dividends from group companies provide exemption from tax for most repatriated profits. In some countries withholding tax will be applied to dividends paid to Denmark. A provision for withholding tax is only recognised if a concrete distribution of dividends is planned. The unrecognised potential withholding tax amounts to DKK 1,228 million (DKK 1,026 million in 2023).
The value of future tax deductions in relation to share programmes is recognised as a deferred tax asset until the shares are paid out to the employees. Any estimated excess tax deduction compared to the costs realised in the income statement is charged to equity.

Development in deferred income tax assets and liabilities	Property, plant and equipment	Intangible assets	Inventories	Liabilities	Other	Offset within countries	Total
DKK million
2024
Net deferred tax asset/(liability) at the beginning of the year	(2,561)	(10,241)	1,717	14,427	6,876	—	10,218
Income/(charge) to the income statement	(207)	427	2,142	3,485	204	—	6,051
Income/(charge) to other comprehensive income	—	(254)	(71)	17	1,622	—	1,314
Income/(charge) to equity	—	254	—	—	(314)	—	(60)
Additions from acquisitions	(2,723)	3,693	—	25	102	—	1,097
Effect of exchange rate adjustment	(116)	(145)	2	773	67	—	581
Net deferred tax asset/(liability) at the end of the year	(5,607)	(6,266)	3,790	18,727	8,557	—	19,201
Classified as follows:
Deferred tax asset at the end of the year	497	225	3,847	18,989	13,112	(12,043)	24,627
Deferred tax liability at the end of the year	(6,104)	(6,491)	(57)	(262)	(4,555)	12,043	(5,426)
2023
Net deferred tax asset/(liability) at the beginning of the year	(2,402)	(8,279)	2,595	11,007	3,922	—	6,843
Income/(charge) to the income statement	(213)	(2,106)	(645)	3,973	3,002	—	4,011
Income/(charge) to other comprehensive income	—	—	(224)	(6)	(129)	—	(359)
Income/(charge) to equity	—	—	—	—	(120)	—	(120)
Additions from acquisitions	—	—	—	—	62	—	62
Effect of exchange rate adjustment	54	144	(9)	(547)	139	—	(219)
Net deferred tax asset/(liability) at the end of the year	(2,561)	(10,241)	1,717	14,427	6,876	—	10,218
Classified as follows:
Deferred tax asset at the end of the year	433	245	1,820	14,792	6,986	(3,896)	20,380
Deferred tax liability at the end of the year	(2,994)	(10,486)	(103)	(365)	(110)	3,896	(10,162)